Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Capital
Common Equity Tier 1 Capital	$ 93,048	$ 82,714
Tier 1 Capital	103,459	93,248
Total Capital	115,526	105,745
Risk-weighted assets used in the calculation of capital ratios	$ 624,636	$ 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.90%	13.10%
Tier 1 Capital ratio	16.60%	14.80%
Total Capital ratio	18.50%	16.80%
Leverage ratio	4.70%	4.20%
TLAC Ratio	31.00%	28.70%
TLAC Leverage Ratio	8.70%	8.10%